Nov-06-03 10:59am From- T-570 P.002/002 F-864

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]
03028375

Cert NYS

1-15897

NYSE

RECD S.E.C.
NOV 6 2003
081

November 6, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
NOV 10 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares Dow Jones Select Dividend Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 6, 2003. Tentative listing date – November 7, 2003.

Sincerely,